S-K 1602, SPAC Registered Offerings	Nov. 06, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	15 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 15 months from the closing of this offering (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our NTBV per share, as adjusted to give effect to this offering and assuming redemption of our public shares at varying levels and the full exercise and no exercise of the over-allotment option:

As of June 30, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.08	$5.39	$4.61	$4.39	$5.61	$2.84	$7.16	$0.11	$9.89

$6.07	$5.37	$4.63	$4.38	$5.62	$2.83	$7.17	$0.11	$9.89

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 15 months from the closing of this offering (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 15-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Initial Business Combination

We are not presently engaged in, and we will not engage in, any operations for an indefinite period of time following this offering. We intend to effectuate our initial business combination using cash from the proceeds of this offering and the private placement of the private placement units, the proceeds of the sale of our shares in connection with our initial business combination (including pursuant to forward purchase agreements or backstop agreements we may enter into following the consummation of this offering or otherwise), shares issued to the owners of the target, debt issued to bank or other lenders or the owners of the target, other securities issuances, or a combination of the foregoing. Although substantially all of the net proceeds of this offering and the private placement of private placement units are intended to be applied generally toward effecting a business combination as described in this prospectus, the proceeds are not otherwise being designated for any more specific purposes. Accordingly, investors in this offering are investing without first having an opportunity to evaluate the specific merits or risks of any one or more business combinations. Our initial business combination may involve the acquisition of, or merger with, a company which does not need substantial additional capital but which desires to establish a public trading market for its shares. In the alternative, we may seek to complete our initial business combination with a company or business that may be financially unstable or in its early stages of development or growth, which would subject us to the numerous risks inherent in such companies and businesses. While we may seek to effect simultaneous business combinations with more than one target business, we will probably have the ability to effect only a single business combination.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption of Public Shares and Liquidation if No Initial Business Combination

Our amended and restated memorandum and articles of association provide that we will have only the duration of the completion window to complete our initial business combination. If we have not completed our initial business combination within such time period, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter (and subject to lawfully available funds therefor), redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of taxes and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in each case to obligations under British Virgin Islands law. This redemption of public shareholders from the trust account shall be effected as required by function of our amended and restated memorandum and articles of association and prior to any voluntary winding up, although at all times subject to the Companies Act.

De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares, private placement shares and private placement rights will be worthless, except to the extent they receive liquidating distributions from assets outside the trust account.
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
A SPAC VI (Holdings) Corp.	[3,273,333] Class B Ordinary Shares (up to 500,000 of which are subject to forfeiture depending on exercise of the over-allotment option)(1)(2)	$25,000
	176,500 private placement units (184,000 private placement units if the underwriters’ over-allotment is exercised in full) to be purchased simultaneously with the closing of this offering	$1,765,000 (or $1,840,000 if the underwriters’ over-allotment option is exercised in full)
	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses.
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
A SPAC VI (Holdings) Corp., our officers, directors, advisors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees(3)

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
	Salary or fee in connection with our initial business combination(4)	Any services provided as an advisor or otherwise in connection with our initial business combination and certain other transactions
Ashley Bancroft	20,000 Class B Ordinary Shares(2)	Nominal purchase price of $[0.0065] per share
Betty Liu	20,000 Class B Ordinary Shares(2)	Nominal purchase price of $[0.0065] per share
Chi Lun Lo	20,000 Class B Ordinary Shares(2)	Nominal purchase price of $[0.0065] per share

____________

(1)      Prior to the consummation of this offering, the sponsor will forfeit 500,000 founder shares, and the at-risk capital investors will purchase 500,000 founder shares, which will result in the sponsor owning 2,773,333 founder shares out of its original founder shares if the underwriters’ over-allotment option is not exercised (or 3,273,333 founder shares out of its original founder shares if the underwriters’ over-allotment option is exercised in full).

(2)      On [•], 2026, A SPAC VI (Holdings) Corp. transferred an aggregate of 60,000 of its founder shares, or 20,000 each to our three independent non-executive directors, at a price of $[0.0065] per share.

(3)      As of the date of this prospectus, no such arrangements are currently in place.

(4)      As of the date of this prospectus, no such arrangements are currently in place. Any such salary or fee would be paid using available working capital funds (including proceeds from any promissory notes issued by us and funds released from the trust account upon completion of our initial business combination).

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under British Virgin Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different classes of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, subject to his or her fiduciary duties under British Virgin Islands law, if any of our officers or directors becomes aware of a business combination opportunity which may be suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she may be required to honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under British Virgin Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

In addition, our sponsor, officers and directors are now, and may in the future, sponsor or participate in the formation of, or become sponsors, an officer or director of, any other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments, may present additional conflicts of interest in determining to which entity a particular business opportunity should be presented, in pursuing an initial business target and in allocating their time to devote to our affairs. In particular, our officers and directors, and affiliates of our officers and directors, are currently sponsoring other SPACs, and may look for an acquisition target in any location, has a window in which it may complete its initial business combination that overlaps the corresponding window we have. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they are involved or may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. For a complete description of our management’s other affiliations, see “Management — Directors and Officers.”

•        Unless we consummate our initial business combination, our officers, directors, advisors and insiders will not receive reimbursement for any out-of-pocket expenses incurred by them to the extent that such expenses exceed the amount of available proceeds not deposited in the trust account and the amount of interest income from the trust account that may be released to us as working capital.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. On [•], 2026, our sponsor transferred 20,000 founder shares to each of Mr. Bancroft, Mr. Lo and Ms. Liu at their original purchase price, resulting in an aggregate of 60,000 founder shares transferred to its independent directors. Our initial shareholders and Maxim (and its designees) will enter into a letter agreement with us, pursuant to which they will agree to waive their redemption rights with respect to their founder shares, representative’s shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our initial shareholders and Maxim (and its designees) will agree to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares and rights will expire worthless. Furthermore, our sponsor, officers and directors will agree not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of (A) six months after the completion of our initial business combination or earlier if (B) subsequent to our initial business combination, (x) if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction following the completion of our initial business combination that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property The private placement units will not be transferable until the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or rights directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $1,790,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.0065 per share) and the $1,765,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering.

•        Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our sponsor, officers or directors, advisors, or our or their affiliates a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers, directors or at-risk capital investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers, directors or at-risk capital investors. A target business affiliated with at-risk capital investors would not be considered an affiliated entity for purposes of this requirement. Accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

•        In the event we seek to complete our initial business combination with a company that is affiliated with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions or from an independent accounting firm, that such an initial business combination is fair to our shareholders from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers, directors, advisors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

The conflicts described above may not be resolved in our favor. Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities to multiple entities.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Claudius Tsang	Female Entrepreneurs Worldwide ACH	Internet Community Financial Services	Advisor Investment Director
	Beijing ReeChain Technology Limited	Blockchain	Director
	Elegant Tech Limited	Holding Company	Director
	Unity Group Holdings International Limited.	ESG	Non-executive director
	HK.AI Capital Limited	Investment	Executive Director
	A SPAC (Holdings) Group Corp.	SPAC	Director
	BEST SPAC I Acquisition Corp.	SPAC	Advisor
	BEST SPAC II (Holdings) Corp.	SPAC	Director
	A SPAC III (Holdings) Corp.	SPAC	Director
	A SPAC IV (Holdings) Corp.	SPAC	Director
	A SPAC V (Holdings) Corp.	SPAC	Director
	A SPAC VI (Holdings) Corp.	SPAC	Director
	A SPAC III Acquisition Corp.	SPAC	Chief Executive Officer, Chief Financial Officer and Chairman
	A Paradise II Acquisition Corp.	SPAC	Chief Executive Officer, Chief Financial Officer and Chairman
	THAVL Limited	Holding Company	Director
	A SPAC (Asia) Holdings Corp.	SPAC	Director
Ashley Bancroft	H&Hendricks LLP	Chartered Accountants	Equity Partner
	JAJA Capital Ltd	Venture Capital	Advisory
	BASIE I (RS502R1) Ltd	Business Advisory	Director/Shareholder
	FGH Security Ltd	Security Guarding	Independent NED
	Grichan Whitestone Partnership Ltd	Executive Search	Independent NED
	Meaningful Vision Ltd	Marketing/Software/Data	Independent NED
	A Paradise II Acquisition Corp.	SPAC	Director Nominee
Chi Lun Lo	GOAT’d Limited	Consumer Food	Founder and Director
	A Paradise II Acquisition Corp.	SPAC	Director Nominee
Betty Liu	Apex Treasury Corporation	SPAC	Director
	Apex Treasury Corp II	SPAC	Director Nominee
	A Paradise II Acquisition Corp.	SPAC	Director Nominee

Accordingly, if any of the above officers or directors become aware of a business combination opportunity which may be suitable for any of the above entities to which he or she has then-current fiduciary or contractual obligations, he or she may be required to honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under British Virgin Islands law. In particular, Mr. Claudius Tsang was a member of the founding team of A SPAC III Acquisition Corp. (“ASPC”), a SPAC incorporated for the purposes of effecting a business combination in September 2021. Mr. Tsang has served as the Chief Executive Officer since September 2021, and as Chief Financial Officer and Chairman since July 2024 of ASPC. ASPC completed its initial public offering on November 19, 2024, generating gross proceeds of $60,000,000. On May 23, 2025, ASPC announced that it had entered into a merger agreement with Bioserica International Limited (“Bioserica”), an antimicrobial material manufacturer. In the event that ASPC is unable to consummate the business combination with Bioserica and needs to identify a target business, Mr. Tsang has a pre-existing fiduciary obligation to present potential business targets to ASPC and will therefore present any potential target businesses to it prior to presenting them to us. Ms. Betty Liu has served as independent director of Apex Treasury Corporation (“APXT”) since October 27, 2025. APXT completed its initial public offering on October 28, 2025, generating gross proceeds of $300,000,000. On July 21, 2026, APXT announced that it had entered into a business combination agreement with TECfusions, Inc. (“TECfusions”), an AI infrastructure company focused on designing, building, and leasing next-generation data centers. In the event that APXT is unable to consummate the business combination with TECfusions and needs to identify a target business, Ms. Liu has a pre-existing fiduciary obligation to present potential business targets to APXT and will therefore present any potential target businesses to it prior to presenting them to us.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a combined company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement units, as further described in this prospectus and (B) assume the issuance of 10,000,000 Class A ordinary shares (or 11,500,000 Class A ordinary shares if the over-allotment option is exercised in full). Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares.

SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders	6.12	6.09	5.42	5.39	4.43	4.40	2.88	2.85	0.14	0.13
Pro forma net tangible book value after this offering and the sale of the private placement units	6.10	6.07	5.40	5.37	4.41	4.38	2.86	2.83	0.12	0.11
Dilution to public shareholders	$3.90	$3.93	$4.60	$4.63	$5.59	$5.62	$7.14	$7.17	$9.88	$9.89
Percentage of dilution to public shareholders	39.0%	39.3%	46.0%	46.3%	55.9%	56.2%	71.4%	71.7%	98.8%	98.9%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment
Numerator:
Net tangible book deficit before this offering	$(78,808)	$(78,808)	$(78,808)	$(78,808)	$(78,808)	$(78,808)	$(78,808)	$(78,808)	$(78,808)	$(78,808)
Net proceeds from this offering and the sale of the private placement units(1)	115,900,000	100,900,000	115,900,000	100,900,000	115,900,000	100,900,000	115,900,000	100,900,000	115,900,000	100,900,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	41,088	41,088	41,088	41,088	41,088	41,088	41,088	41,088	41,088	41,088
Less: Overallotment liability	—	(140,851)	—	(140,851)	—	(140,851)	—	(140,851)	—	(140,851)
Less: Amounts paid for redemptions(2)	—	—	(28,750,000)	(25,000,000)	(57,500,000)	(50,000,000)	(86,250,000)	(75,000,000)	(115,000,000)	(100,000,000)
	$115,862,280	$100,721,429	$87,112,280	$75,721,429	$58,362,280	$50,721,429	$29,612,280	$25,721,429	$862,280	$721,429

Denominator:
Ordinary shares outstanding prior to this offering	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333	3,833,333
Ordinary shares forfeited if over-allotment is not exercised	—	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)	—	(500,000)
Ordinary shares offered and sale of private placement shares	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000
Ordinary shares included in the private units	349,000	326,500	349,000	326,500	349,000	326,500	349,000	326,500	349,000	326,500
Ordinary shares included as representative shares	402,500	350,000	402,500	350,000	402,500	350,000	402,500	350,000	402,500	350,000
Shares underlying IPO and Private Placement Rights	2,962,250	2,581,625	2,962,250	2,581,625	2,962,250	2,581,625	2,962,250	2,581,625	2,962,250	2,581,625
Less: Ordinary shares redeemed	—	—	(2,875,000)	(2,500,000)	(5,750,000)	(5,000,000)	(8,625,000)	(7,500,000)	(11,500,000)	(10,000,000)
	19,047,083	16,591,458	16,172,083	14,091,458	13,297,083	11,591,458	10,422,083	9,091,458	7,547,083	6,591,458

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(1)      Expenses applied against gross proceeds include offering expenses of approximately $865,000 and underwriting commissions of $0.15 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $1,500,000 (or $1,725,000 if the underwriters’ option to purchase additional units is exercised), payable to Maxim. See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors, or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”